Information by Segment and Geographic Area (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Payments to Acquire Productive Assets	$ 208,859	$ 245,551	$ 264,738
Revenues from Unaffiliated Customers	2,066,288	2,895,970	3,046,018
Property, plant and equipment, net	663,244	710,465	1,265,940
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Unaffiliated Customers	880,884	1,021,770	1,108,051
Property, plant and equipment, net	151,397	146,939	242,605
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Unaffiliated Customers	257,885	353,915	331,894
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	102,842	86,822	55,656
All Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from Unaffiliated Customers	927,519	1,520,285	1,606,073
Property, plant and equipment, net	339,490	413,543	902,660
Harsco Industrial [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Payments to Acquire Productive Assets	9,298	3,936	3,669
Revenues from Unaffiliated Customers	$ 412,532	$ 365,972	$ 352,586